Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Schedule of share-based compensation expense

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Cost of goods sold	$390	$311	$112
Research and development	394	304	73
Selling and marketing	913	723	211
General and administrative	2,354	2,122	785

	$4,051	$3,460	$1,181

Schedule of weighted-average key assumptions used in determining fair value of options granted

	Year Ended December 31,
	2017	2016	2015
Estimated dividend yield	0%	0%	0%
Expected stock price volatility	60%	60%	60%
Weighted-average risk-free interest rate	2.01%	1.18%	1.60%
Expected life of option in years	6.06	6.15	5.00
Weighted-average option fair value at grant	$4.090	$5.800	$9.723

Summary of outstanding and exercisable options

	Number of Options	Weighted-Average Exercise Price	Intrinsic Value
			(in thousands)
Outstanding at December 31, 2014	511,775	$3.684	$2,883

Exercisable at December 31, 2014	150,109	$1.467	$1,179

Granted	883,537	18.789
Exercised	(38,307)	1.928
Expired, forfeited or cancelled	(4,722)	2.547

Outstanding at December 31, 2015	1,352,283	$13.607	$964

Exercisable at December 31, 2015	229,000	$3.385	$2,504

Granted	859,257	10.385
Exercised	(10,886)	1.231
Expired, forfeited or cancelled	(93,310)	17.780

Outstanding at December 31, 2016	2,107,344	$12.173	$1,128

Exercisable at December 31, 2016	595,424	$9.715	$881

Granted	570,432	7.220
Exercised	(1,249)	0.223
Expired, forfeited or cancelled	(221,554)	10.325

Outstanding at December 31, 2017	2,454,973	$11.195	$4,764

Exercisable at December 31, 2017	1,137,766	$10.919	$2,890

Summary of outstanding RSUs
	Number of RSUs	Weighted-Average Fair Value
Outstanding at December 31, 2016	—	$—

Granted	85,000	$7.15
Exercised	—	—
Expired, forfeited or cancelled	—	—

Outstanding at December 31, 2017	85,000	$7.15